Expense Example - HSAFunds-ComboPRO - HSAFunds-ComboPRO - Balanced Allocation Fund - Balanced Allocation Fund	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 2
3 years	6
5 years	32
10 years	$ 118